Annual Total Returns- Vanguard New Jersey Long-Term Tax-Exempt Fund (Retail) [BarChart] - Retail - Vanguard New Jersey Long-Term Tax-Exempt Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	9.96%	7.09%	(2.50%)	9.90%	2.68%	0.80%	8.35%	1.52%	8.98%	6.02%